RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of transactions between related parties

		Year Ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2018	2017	2016	2018	2017
Calvert	Joint Venture	2,207	2,030	1,400	33	13
Gonvarri Steel Industries[1]	Associate	2,022	1,666	1,210	78	92
Macsteel[4]	Other	470	521	399	2	38
ArcelorMittal CLN Distribuzione Italia S.r.l.	Joint Venture	511	472	414	38	18
Borçelik	Joint Venture	536	426	240	20	11
Bamesa	Associate	383	397	371	27	35
I/N Kote L.P.	Joint Venture	329	321	346	10	7
Aperam Société Anonyme ("Aperam")	Other	278	262	189	29	32
AM RZK	Joint Venture	136	235	163	5	15
C.L.N. Coils Lamiere Nastri S.p.A.	Associate	265	233	203	6	5
Tuper S.A.[2]	Joint Venture	155	154	13	45	45
WDI[3]	Associate	148	127	151	1	4
Tameh	Joint Venture	110	67	51	4	3
Al Jubail	Joint Venture	115	66	38	1	11
Other		594	526	446	67	77
Total		8,259	7,503	5,634	366	406

1.	Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.

2.	The joint venture Tuper S.A. was acquired on October 6, 2016.

3.	WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.
4.
Macsteel was sold on October 31, 2018.

		Year Ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2018	2017	2016	2018	2017
Tameh	Joint Venture	344	286	236	2	45
Baffinland[1]	Associate	28	142	75	16	22
Aperam	Other	85	94	65	6	11
Calvert	Joint Venture	107	65	15	23	11
CFL Cargo S.A.	Associate	59	60	58	9	13
Exeltium S.A.S.	Associate	54	53	71	—	—
Baycoat Limited Partnership	Joint Venture	43	42	41	5	5
EIMP[2]	Other	—	36	310	—	—
Gonvarri Steel Industries[3]	Associate	35	19	146	31	51
Other		361	236	373	109	102
Total		1,116	1,033	1,390	201	260

1.	Baffinland was classified as an associate as of October 31, 2017 (see note 2).

2.
In addition to trade payables and purchases with related parties as defined by IAS 24, the Company also discloses this information for EIMP due to the close relationship with this entity. The Company's 21% stake in the EIMP was disposed of on August 7, 2017.

3.
Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.